RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

During the normal course of business, the VIE and VIE’s subsidiaries may make sales to affiliated companies controlled by its major shareholders or subsidiaries. For the years ended September 30, 2024, 2023 and 2022, the VIE and VIE’s subsidiaries made sales to affiliated companies in the amount of $26,508, Nil, and $122,189 respectively. As of September 30, 2024 and 2023, the VIE and VIE’s subsidiaries had advance from affiliated company for $1,601,332, and Nil, respectively, which is due on demand.

As of September 30, 2024, the balance of due to related parties consisted of remaining payment RMB15 million (US$2,140,594) of 25% ownership interest in Caihou Capital (Shenzhen) Group Co., Ltd. and US$710,932 of construction payment advance by Ahanzhai Development Co., Ltd., which is 100% controlled by Mr. Zhanchang Xin, the Chairman of the company’s board of directors. On October 28, 2024, the Company fully paid RMB15 million of Caihou capital investments, and US$710,932 construction payment advance subsequently.

For the year ended September 30, 2024, Chengdu Qilian Trading Co., Ltd. acquired 25% ownership interest of Caihou with a total investment amount of RMB25,000,000 in July 2024, which have been paid in amount of RMB 10,000,000 (US$1,402,584 equivalent) in 2024.